Significant Accounting Policies (Details) - Schedule of Computing Income (Loss) Per Share and the Effect on Income (Loss) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic and diluted loss per share:
(Loss) from continuing operations (in Dollars)	$ (29,068)	$ (31,060)	$ (14,468)
Number of common shares at the beginning of the year	18,421,852	18,331,507	14,587,934
Weighted average number of shares issued for cash	110,249		2,485,245
Weighted average number of stock options exercised		13,015	16,715
Weighted average number of restricted stock units vested	42,383	50,364
Weighted average number of warrants exercised			769,819
Number of shares used in per share computation	18,574,484	18,394,886	17,859,713
Basic and diluted net loss per share (in Dollars per share)	$ (1.56)	$ (1.69)	$ (0.81)